Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital
Common Equity Tier 1	$ 772,311	$ 666,847
Tier 1 capital	772,311	666,847
Tier 2 capital	74,010	102,709
Total capital	846,321	769,556
Risk Weighted Assets	4,254,178	4,365,440
Leverage Ratio Exposure Measure	$ 11,195,173	$ 11,516,303
Capital Ratios (%)
Common Equity Tier 1, Actual	18.20%	15.30%
Common Equity Tier 1, Regulatory minimum	8.80%	8.10%
Total Tier 1, Actual	18.20%	15.30%
Total Tier 1, Regulatory minimum	10.30%	9.60%
Total Capital, Actual	19.90%	17.60%
Total Capital, Regulatory minimum	14.90%	15.30%
Leverage ratio, Actual	6.90%	5.80%
Leverage ratio, Regulatory minimum	5.00%	5.00%